RECENT ACCOUNTING PRONOUNCEMENT Service Cost (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncements or Change in Accounting Principle
General and administrative	$ 31	$ 31	$ 123	$ 239	$ 145
Other (income) and expenses — net	$ 0	1
Accounting Standards Update 2017-07
New Accounting Pronouncements or Change in Accounting Principle
General and administrative		31	121	234	140	$ 113	$ 146
Other (income) and expenses — net		1	4	8	6	6	9
Accounting Standards Update 2017-07 | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle
General and administrative		31	123	239	145	115	149
Other (income) and expenses — net		1	2	3	1	4	6
Accounting Standards Update 2017-07 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle
General and administrative		0	(2)	(5)	(5)	(2)	(3)
Other (income) and expenses — net		$ 0	$ 2	$ 5	$ 5	$ 2	$ 3